Investment In Affiliate (Tables)	12 Months Ended
Dec. 31, 2013
Investment in Affiliate [Abstract]
Investment In Affiliate
Balance, January 1, 2012	$38,805,802
Equity in net income of affiliate	1,986,590
Equity in other comprehensive loss of affiliate	(107,083)
Dividends received	(3,712,500)
Dilution effect	(2,943,720)
Impairment in investment in affiliate	(14,041,346)
Balance, December 31, 2012	$19,987,743
Equity in net income of affiliate	1,652,339
Equity in other comprehensive income of affiliate	77,165
Dividends received	(1,787,500)
Dilution effect	(390,821)
Impairment in investment in affiliate	(8,229,551)
Balance, December 31, 2013	$11,309,375

Summarized Income Statement Data in respect of Box Ships
	Year ended December 31,

INCOME STATEMENT DATA	2012	2013
Net revenue	65,888,142	69,836,201
Operating income	21,697,724	23,631,192
Net income	13,176,164	15,307,658

Summarized Balance Sheet Data in respect of Box Ships
	As of December 31,

BALANCE SHEET DATA	2012	2013
Total current assets	19,578,166	31,691,262
Total non-current assets	425,485,703	397,915,376
Total assets	445,063,869	429,606,638
Total current liabilities	42,659,883	184,434,021
Total long-term liabilities	181,624,703	453,248